Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jan. 03, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets, consist of the following:

	January 3, 2021	December 29, 2019
Prepaid contract expenses	$4,138	$4,144
Assets held for sale(1)	—	1,622
Other	1,508	1,079
	$5,646	$6,845
(1)     As of December 29, 2019, one closed Pollo Tropical restaurant property owned by the Company was classified as held for sale within prepaid expenses and other current assets on the consolidated balance sheet.